Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 191	$ 48		$ 4
Restricted cash	62	103		75
Accounts receivable, net	123	123		89
Timeshare financing receivables, net	1,034	1,025		976
Inventory	492	513		412
Property and equipment, net	255	256		51
Intangible assets, net	71	70		74
Other assets	59	42		43
TOTAL ASSETS	2,287	2,180		1,724
Liabilities:
Accounts payable, accrued expenses and other	265	231		208
Advanced deposits	100	103		96
Allocated Parent debt				634
Debt	486	490
Non-recourse debt	645	694		502
Deferred revenues	128	106		103
Deferred income tax liabilities	380	389		287
Total liabilities	2,004	2,013		1,830
Commitments and contingencies
Equity (deficit):
Preferred stock	0	0		0
Common stock	1	1	[1]
Additional paid-in capital	153	138
Accumulated retained earnings	129	28
Parent deficit				(106)
Total equity (deficit)	283	167		(106)
TOTAL LIABILITIES AND EQUITY	$ 2,287	$ 2,180		$ 1,724

[1]	Common stock issued and outstanding have been adjusted to reflect the stock split that occurred on January 3, 2017. See Note 1: Organization for further discussion.